Exchange rates	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Exchange rates
5. Exchange rates

The Group uses the average of exchange rates prevailing during the period to translate the results and cash flows of overseas subsidiaries, joint ventures and associates into Sterling and period end rates to translate the net assets of those entities. The currencies which most influence these translations and the relevant exchange rates were:

	2020	2019	2018
Average rates:
US$/£	1.29	1.28	1.33
Euro/£	1.13	1.14	1.13
Yen/£	137	139	147

	2020	2019	2018
Period end rates:
US$/£	1.36	1.32	1.27
Euro/£	1.11	1.18	1.11
Yen/£	141	143	140